Portfolio of Investments – as of March 31, 2024 (Unaudited)
Natixis Oakmark Fund

Shares	Description	Value (†)
Common Stocks — 95.6% of Net Assets
	Automobile Components — 2.3%
262,367	BorgWarner, Inc.	$9,114,630
192,000	Magna International, Inc.	10,460,160
		19,574,790
	Automobiles — 2.8%
509,460	General Motors Co.	23,104,011
	Banks — 10.6%
485,836	Bank of America Corp.	18,422,901
360,018	Citigroup, Inc.	22,767,538
7,875	First Citizens BancShares, Inc., Class A	12,875,625
309,600	Truist Financial Corp.	12,068,208
394,304	Wells Fargo & Co.	22,853,860
		88,988,132
	Broadline Retail — 1.1%
167,465	eBay, Inc.	8,838,803
	Building Products — 2.8%
126,300	Fortune Brands Innovations, Inc.	10,693,821
163,900	Masco Corp.	12,928,432
		23,622,253
	Capital Markets — 14.0%
273,182	Bank of New York Mellon Corp.	15,740,747
10,830	BlackRock, Inc.	9,028,971
317,339	Charles Schwab Corp.	22,956,303
28,898	Goldman Sachs Group, Inc.	12,070,406
150,366	Intercontinental Exchange, Inc.	20,664,799
152,510	KKR & Co., Inc.	15,339,456
16,921	Moody's Corp.	6,650,461
187,166	State Street Corp.	14,471,675
		116,922,818
	Chemicals — 3.2%
56,366	Celanese Corp.	9,687,061
301,794	Corteva, Inc.	17,404,460
		27,091,521
	Communications Equipment — 0.8%
136,700	Cisco Systems, Inc.	6,822,697
	Consumer Finance — 6.8%
463,954	Ally Financial, Inc.	18,831,893
73,973	American Express Co.	16,842,912
142,006	Capital One Financial Corp.	21,143,273
		56,818,078
	Consumer Staples Distribution & Retail — 2.4%
357,900	Kroger Co.	20,446,827
	Electronic Equipment, Instruments & Components — 0.8%
47,865	TE Connectivity Ltd.	6,951,913
	Entertainment — 2.3%
68,900	Walt Disney Co.	8,430,604
1,202,800	Warner Bros Discovery, Inc.(a)	10,500,444
		18,931,048
	Financial Services — 3.7%
135,369	Fiserv, Inc.(a)	21,634,674
68,900	Global Payments, Inc.	9,209,174
		30,843,848
	Health Care Equipment & Supplies — 1.2%
232,400	Baxter International, Inc.	9,932,776
	Health Care Providers & Services — 3.4%
247,700	Centene Corp.(a)	19,439,496
108,800	CVS Health Corp.	8,677,888
		28,117,384
Shares	Description	Value (†)
	Insurance — 5.6%
269,335	American International Group, Inc.	$21,053,917
46,037	Reinsurance Group of America, Inc.	8,879,616
61,063	Willis Towers Watson PLC	16,792,325
		46,725,858
	Interactive Media & Services — 3.2%
176,320	Alphabet, Inc., Class A(a)	26,611,978
	Life Sciences Tools & Services — 3.4%
27,600	Danaher Corp.	6,892,272
85,400	IQVIA Holdings, Inc.(a)	21,596,806
		28,489,078
	Machinery — 2.5%
51,868	Deere & Co.	21,304,262
	Media — 4.7%
54,274	Charter Communications, Inc., Class A(a)	15,773,652
441,842	Comcast Corp., Class A	19,153,851
79,600	Liberty Broadband Corp., Class C(a)	4,555,508
		39,483,011
	Oil, Gas & Consumable Fuels — 9.2%
485,272	APA Corp.	16,683,651
181,730	ConocoPhillips	23,130,595
156,360	EOG Resources, Inc.	19,989,062
107,100	Phillips 66	17,493,714
		77,297,022
	Passenger Airlines — 1.0%
175,083	Delta Air Lines, Inc.	8,381,223
	Personal Care Products — 1.1%
446,800	Kenvue, Inc.	9,588,328
	Professional Services — 0.4%
11,500	Equifax, Inc.	3,076,480
	Real Estate Management & Development — 2.2%
192,618	CBRE Group, Inc., Class A(a)	18,730,174
	Software — 2.4%
69,500	Oracle Corp.	8,729,895
38,200	Salesforce, Inc.	11,505,076
		20,234,971
	Tobacco — 1.7%
330,114	Altria Group, Inc.	14,399,573
	Total Common Stocks (Identified Cost $665,411,829)	801,328,857

Principal Amount
Short-Term Investments — 5.4%
$45,127,264	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $45,144,814 on 4/01/2024 collateralized by $49,620,400 U.S. Treasury Note, 0.750% due 4/30/2026 valued at $46,029,886 including accrued interest(b) (Identified Cost $45,127,264)	45,127,264
	Total Investments — 101.0% (Identified Cost $710,539,093)	846,456,121
	Other assets less liabilities — (1.0)%	(8,758,542)
	Net Assets — 100.0%	$837,697,579

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.

Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$801,328,857	$ —	$ —	$801,328,857
Short-Term Investments	—	45,127,264	—	45,127,264
Total Investments	$801,328,857	$45,127,264	$—	$846,456,121

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2024 (Unaudited)
Capital Markets	14.0%
Banks	10.6
Oil, Gas & Consumable Fuels	9.2
Consumer Finance	6.8
Insurance	5.6
Media	4.7
Financial Services	3.7
Life Sciences Tools & Services	3.4
Health Care Providers & Services	3.4
Chemicals	3.2
Interactive Media & Services	3.2
Building Products	2.8
Automobiles	2.8
Machinery	2.5
Consumer Staples Distribution & Retail	2.4
Software	2.4
Automobile Components	2.3
Entertainment	2.3
Real Estate Management & Development	2.2
Other Investments, less than 2% each	8.1
Short-Term Investments	5.4
Total Investments	101.0
Other assets less liabilities	(1.0)
Net Assets	100.0%